UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                  (811-05037)
                                  -----------
                       Investment Company Act file number

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5101
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: APRIL 30, 2005
                         --------------

Date of reporting period:  APRIL 30, 2005
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------
                       GREENVILLE CAPITAL MANAGEMENT, INC.

                      (GREENVILLE CAPITAL MANAGEMENT LOGO)

                                 ANNUAL REPORT

                        GREENVILLE SMALL CAP GROWTH FUND

                 Managed by Greenville Capital Management, Inc.
                         Website: www.greenvillecap.com

                                  PERIOD ENDED
                                 APRIL 30, 2005

                        GREENVILLE SMALL CAP GROWTH FUND

June 1, 2005

Dear Fellow Shareholder,

After experiencing double-digit equity returns late in 2004, investing during the first four months of 2005 was challenging for virtually all asset classes. Despite solid EPS (earnings per share) growth and a positive outlook for corporate earnings, the equity markets failed to gather positive price momentum until a recent rally off of the April lows. Your Fund returned a loss of 3.19% for the trailing six months ending April 30, 2005, versus a loss of 1.97% for the Russell 2000 Growth Index. For the fiscal year ended April 30, 2005, your fund was down 6.00% versus the Russell 2000 Growth Index loss of 1.70%.

The Greenville Small Cap Growth Fund performance for the fiscal year was hindered by a lack of exposure to energy, 3.6% of assets, up from a 0% weighting, versus the Russell 2000 Growth weighting of 6.3%. The energy sector in the Russell 2000 Growth posted a return of 41.8% for this time period more than doubling the performance of the next best performing sector, Materials +14.1%. Further, the Fund's greatest sector exposure was in Information Technology at 27% versus that of the Russell 2000 Growth Index weighting of 25%. Information Technology proved to be the worst performing sector, off 12.7% for the fiscal year. Despite the headwinds of poor sector allocation, GCMSX performance benefited from two stocks that returned better than 63% increases in share price for the twelve month period ending April 30, 2005, those being MICROS Systems and Coventry Health Care. As far as negative performance, both LTX Corporation and NMS Communication posted greater than 50% losses for the twelve months.

We continue to feel optimistic on the small cap growth asset class as the earnings and guidance have been excellent for your portfolio. Ninety-one percent of the companies either met or exceeded the "street" estimate in the most recent quarter. We believe for the reasons sighted below, the recent market actions will represent the low water mark for growth and in particular, small-cap growth.

The threat of higher oil prices once again reared its ugly head and caused related concerns for inflation, which dominated market psychology. Additionally, in early March, the first (now two) of the big three automotive manufacturers took its earnings guidance down dramatically, thereby forcing spreads to widen in the corporate bond market giving the appearance of credit tightening. Not to mention the Fed continued its "measured" tightening of the Fed Funds Rate up to 3.0%, and expressed concerns that the fixed income markets were not heeding the tightening effects. These factors, we believe, caused investors to become risk adverse during the first four months of 2005.

Signs of inflationary pressures are becoming increasingly scarce, as the Federal Reserve has moved to raise interest rates by 25 basis points four times over the past six months. GDP growth in the first quarter came in at 3.5%, a healthy but lower than expected rate versus Merrill Lynch's original expectation of 4.3% growth. The Chicago NAPM index, a leading indicator of manufacturing activity across the country, came in at 54.1 for May versus the 60.3 economists were expecting. While energy prices have been rising (until recently) we would like to point out that energy makes up less than 10% of total business costs. Wages make up approximately two thirds of total corporate expense and therefore wage inflation would more likely be a driver of runaway inflation. However, wage inflation has been running less than GDP growth and should remain in check as payroll growth remains subdued. Even if inflation continues to increase, during the last extended period of inflation from 1974 to 1983 small-cap stocks out performed their larger cap brethren by a factor of more than ten to one.

We also believe that value-oriented investing, which has thrived since the tech-bubble burst in early 2000, is becoming fundamentally more vulnerable while at the same time the fundamentals of growth equities are improving. An initial glance at the lowest beta quartile, a proxy for "value" stocks, of the S&P 500 reveals that their betas have been trending up over the past 12 months (ending March 31st, 2005) while both current and next year EPS growth trends have turned negative and are decelerating. The inverse is true of high beta, or "growth" stocks. The highest quartile beta stocks have betas that have come down over the past 12 months (ending March 31st, 2005) yet both current and next fiscal year EPS trends remain positive and are recovering. (Source: Piper Jaffray Fundamental Market Strategy). Further, a comparison of "growth" PEG ratios to "value" reveals a surprising twist. The highest quartile beta stocks are trading at a .75 PEG ratio versus a 1.46 PEG ratio for their lowest beta counterparts. Simply put, the risk/reward relationship appears to be moving in growth's direction.

What does all this mean for the small-cap growth investoro We look forward to a shift of sentiment back to growth as investors realize the economy has transitioned from recovery to measured expansion. We believe we've seen the signs of the economic moderation (as evidenced by the recent economic data); however, this should extend the sustainability of economic growth without forcing runaway inflation. Furthermore, any changes to the restrictive stance taken by the Fed would be a welcome surprise to the market. With the exception of rapidly rising energy prices, and absent an inverted yield curve, we believe the Small-Cap Growth Asset Class should start to gain favor versus its Large-Cap and Value brethren. As always, please feel free to call us if you have any questions or would like additional information.

Sincerely,

/s/Charles S. Cruice
Charles S. Cruice

Must be preceded or accompanied by a prospectus. Mutual fund investing involves risk. Principal loss is possible.

This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Greenville Small Cap Growth Fund.

SMALL COMPANY STOCKS ARE MORE VOLATILE THAN STOCKS OF LARGER, MORE ESTABLISHED COMPANIES. THE FUND IS SUITABLE FOR LONG-TERM INVESTORS ONLY WHO SEEK TO INVEST A PORTION OF THEIR OVERALL PORTFOLIO IN AN AGGRESSIVE EQUITY MUTUAL FUND THAT INVESTS PRINCIPALLY IN SMALL CAPITALIZATION GROWTH COMPANIES. THE FUND EXPERIENCES GREATER RISKS AND PRICE FLUCTUATIONS DUE TO ITS CONCENTRATION IN SMALL-CAP STOCKS AS IS NOTED IN THE FUND'S PROSPECTUS. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES.

Opinions expressed are those of Charles S. Cruice and are subject to change, are not guaranteed and should not be considered investment advice. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

PEG Ratio (PEG) is a valuation measure calculated by dividing the current stock price by its growth rate. Earnings per Share Growth is typically defined as a companies earnings growth rate on an annual basis. Beta measures the volatility of the fund, as compared to that of the overall market. The Market's beta is set at 1.00; a beta higher than 1.00 is considered to be more volatile than the market, while a beta lower than 1.00 is considered to be less volatile.

The Greenville Small Cap Growth Fund is distributed by Quasar Distributors, LLC. (6/05)

                        GREENVILLE SMALL CAP GROWTH FUND

SECTOR ALLOCATION At April 30, 2005 (Unaudited)

     Consumer Discretionary                            15.9%
     Consumer Staples                                   3.3%
     Energy                                             3.3%
     Financials                                         8.6%
     Health Care                                       14.9%
     Industrials                                       23.6%
     Information Technology                            22.0%
     Materials                                          2.2%
     Cash*<F1>                                          6.2%

*<F1>     Cash equivalents and other assets less liabilities.

 EXPENSE EXAMPLE For the Six Months Ended April 30, 2005 (Unaudited)

  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/04-4/30/05).

ACTUAL EXPENSES

  The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          Beginning          Ending          Expenses Paid
                        Account Value    Account Value     During the Period
                           11/1/04          4/30/05      11/1/04 - 4/30/05*<F2>
                           -------          -------      ----------------------
Actual                      $1,000           $  968              $9.76
Hypothetical (5% annual
  return before expenses)   $1,000           $1,015              $9.99

*<F2> Expenses are equal to the Fund's annualized expense ratio of 2.00% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

                    Value of $10,000 vs Russell 2000 Growth

                          Greenville Small Cap              Russell 2000
        Date                  Growth Fund                   Growth Index
        ----                  -----------                   ------------
       5/3/2004                  $10,000                       $10,000
      7/31/2004                  $ 9,630                       $ 9,481
     10/31/2004                  $ 9,710                       $10,028
      1/31/2005                  $10,350                       $10,759
      4/30/2005                  $ 9,400                       $ 9,830

                            Cumulative Total Return
                          Period Ended April 30, 2005
                   Since Inception (5/3/2004)         -6.00%

This chart illustrates the performance of a hypothetical $10,000 investment made at the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, but does not reflect the redemption of fees.

Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is formed by taking the 3000 largest U.S. companies and then eliminating the largest 1,000 leaving a good small company Index. Returns include reinvested dividends.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (888) 334-9075.

The Fund charges a 1.00% redemption fee on shares held less than three months.

SCHEDULE OF INVESTMENTS at April 30, 2005

      SHARES                                                           VALUE
      ------                                                           -----
COMMON STOCKS: 93.8%
CAPITAL GOODS: 9.6%
       5,105   Dycom Industries, Inc.*<F3>                        $   118,742
       2,580   ESCO Technologies, Inc.*<F3>                           189,166
      10,655   Essex Corp.*<F3>                                       163,661
      13,670   JLG Industries, Inc.                                   278,595
      43,960   Power-One, Inc.*<F3>                                   183,753
      12,390   U.S. Home Systems, Inc.*<F3>                            61,330
                                                                  -----------
                                                                      995,247
                                                                  -----------
COMMERCIAL SERVICES & SUPPLIES: 4.0%
      15,050   EVCI Career Colleges Holding Corp.*<F3>                 87,892
      12,795   The Providence Service Corp*<F3>                       327,424
                                                                  -----------
                                                                      415,316
                                                                  -----------
CONSUMER DURABLES & APPAREL: 4.9%
       5,865   Comstock Homebuilding Cos., Inc.*<F3>                  138,942
       7,475   Nautilus, Inc.                                         185,828
      13,260   Orange 21, Inc.*<F3>                                    84,599
      25,395   The Rowe Cos.*<F3>                                     103,104
                                                                  -----------
                                                                      512,473
                                                                  -----------
DIVERSIFIED FINANCIALS: 3.9%
       7,260   First Cash Financial Services, Inc.*<F3>               141,860
      41,800   TradeStation Group, Inc.*<F3>                          269,610
                                                                  -----------
                                                                      411,470
                                                                  -----------
ENERGY: 3.3%
       6,370   Superior Energy Services*<F3>                           94,786
      11,475   W-H Energy Services, Inc.*<F3>                         252,679
                                                                  -----------
                                                                      347,465
                                                                  -----------
FOOD BEVERAGE & TOBACCO: 3.3%
      13,516   Peet's Coffee & Tea, Inc.*<F3>                         341,955
                                                                  -----------
HEALTH CARE EQUIPMENT & SERVICES: 11.2%
       8,697   America Service Group, Inc.*<F3>                       197,596
       3,090   Coventry Health Care, Inc.*<F3>                        211,449
       7,235   Given Imaging Ltd.*<F3>#<F4>                           193,608
      18,150   Life Sciences Research, Inc.*<F3>                      234,135
      15,940   Matrixx Initiatives, Inc.*<F3>                         179,325
      12,000   Merit Medical Systems, Inc.*<F3>                       151,800
                                                                  -----------
                                                                    1,167,913
                                                                  -----------
HOTELS RESTAURANTS & LEISURE: 2.9%
      12,095   McCormick & Schmick's
                 Seafood Restaurants, Inc.*<F3>                       181,425
      14,070   Rubio's Restaurants, Inc.*<F3>                         117,203
                                                                  -----------
                                                                      298,628
                                                                  -----------
INSURANCE: 3.0%
       7,835   American Safety Insurance
                 Holdings Ltd.*<F3>#<F4>                              112,902
      10,069   Argonaut Group, Inc.*<F3>                              198,057
                                                                  -----------
                                                                      310,959
                                                                  -----------
MATERIALS: 2.2%
       7,070   Headwaters, Inc.*<F3>                                  226,028
                                                                  -----------
MEDIA: 1.8%
      23,435   Navarre Corp.*<F3>                                     187,480
                                                                  -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 3.6%
      12,935   Connetics Corp.*<F3>                                   281,077
       8,100   Seracare Life Sciences, Inc.*<F3>                       99,144
                                                                  -----------
                                                                      380,221
                                                                  -----------
REAL ESTATE: 1.7%
      15,345   Equity Inns, Inc.                                      172,785
                                                                  -----------
RETAILING: 6.3%
      11,960   Conn's, Inc.*<F3>                                      203,679
      28,385   Hollywood Media Corp.*<F3>                             139,654
      21,325   Rush Enterprises, Inc. - Class A*<F3>                  311,985
                                                                  -----------
                                                                      655,318
                                                                  -----------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT: 6.8%
       7,920   August Technology Corp.*<F3>                            93,456
      18,790   IXYS Corp.*<F3>                                        190,906
      18,490   LTX Corp.*<F3>                                          71,002
      16,570   Omnivision Technologies, Inc.*<F3>                     231,980
       4,635   Tessera Technologies, Inc.*<F3>                        123,106
                                                                  -----------
                                                                      710,450
                                                                  -----------
SOFTWARE & SERVICES: 9.1%
       4,635   Anteon International Corp.*<F3>                        193,743
      11,428   Digitas, Inc.*<F3>                                     113,937
      15,385   Epicor Software Corp.*<F3>                             169,389
       9,785   Mapinfo Corp.*<F3>                                     110,864
       9,060   Micros Systems, Inc.*<F3>                              359,229
                                                                  -----------
                                                                      947,162
                                                                  -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 6.1%
       5,180   BEI Technologies, Inc.                                 119,140
      12,610   International Displayworks, Inc.*<F3>                  110,211
      19,310   NMS Communications Corp.*<F3>                           61,406
       9,920   Richardson Electronics Ltd.                             89,280
       9,310   Stratasys, Inc.*<F3>                                   251,836
                                                                  -----------
                                                                      631,873
                                                                  -----------
TRANSPORTATION: 10.1%
       9,260   Airtran Holdings, Inc.*<F3>                             76,858
      12,460   Celadon Group, Inc.*<F3>                               201,728
       6,315   J.B. Hunt Transport Services, Inc.                     246,853
      12,795   Marten Transport Ltd.*<F3>                             243,105
       6,330   Universal Truckload Services, Inc.*<F3>                100,900
      12,530   Vitran Corp, Inc.*<F3>#<F4>                            186,196
                                                                  -----------
                                                                    1,055,640
                                                                  -----------
TOTAL COMMON STOCKS
  (cost $9,898,928)                                                 9,768,383
                                                                  -----------
SHORT-TERM INVESTMENT: 5.1%
     536,000   SEI Daily Income Trust Government Portfolio
                 Class B (cost $536,000)                              536,000
                                                                  -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $10,434,928):  98.9%                                       10,304,383
Other Assets in Excess of Liabilities: 1.1%                           113,411
                                                                  -----------
NET ASSETS: 100.0%                                                $10,417,794
                                                                  -----------
                                                                  -----------

*<F3>     Non-income producing security.

#<F4>     U.S. security of a foreign issuer.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2005

 ASSETS
   Investments in securities, at value (cost $10,434,928)         $10,304,383
   Cash                                                                66,657
   Receivables:
      Securities sold                                                  69,324
      Dividends and interest                                            3,975
      Prepaid Expenses                                                 13,837
                                                                  -----------
        Total assets                                               10,458,176
                                                                  -----------
 LIABILITIES
   Payables:
      Administration fees                                               3,123
      Advisory fees                                                     5,074
      Fund accounting fees                                              6,633
      Transfer agent fees                                               7,135
      Chief compliance officer fees                                       833
   Accrued expenses                                                    17,584
                                                                  -----------
        Total liabilities                                              40,382
                                                                  -----------
 NET ASSETS                                                       $10,417,794
                                                                  -----------
                                                                  -----------
 Shares outstanding
   (unlimited number of shares authorized, without par value)       1,108,637
                                                                  -----------
                                                                  -----------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE         $      9.40
                                                                  -----------
                                                                  -----------
 COMPONENTS OF NET ASSETS
   Paid-in capital                                                $10,856,330
   Accumulated net realized loss on investments                      (307,991)
   Net unrealized depreciation on investments                        (130,545)
                                                                  -----------
        Net assets                                                $10,417,794
                                                                  -----------
                                                                  -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Period Ended April 30, 2005*<F5>

 INVESTMENT INCOME
   Income
      Dividends                                                     $   8,371
      Interest                                                          6,160
                                                                    ---------
        Total income                                                   14,531
                                                                    ---------
   Expenses
      Advisory fees                                                   109,946
      Administration fees                                              37,688
      Transfer agent fees                                              29,181
      Fund accounting fees                                             26,120
      Registration fees                                                22,859
      Audit fees                                                       12,505
      Reports to shareholders                                           9,198
      Custody fees                                                      8,719
      Legal fees                                                        4,534
      Trustee fees                                                      3,744
      Chief compliance officer fees                                     2,917
      Miscellaneous                                                     2,267
      Insurance fees                                                      493
                                                                    ---------
        Total expenses                                                270,171
        Less:  fees waived                                            (50,372)
                                                                    ---------
        Net Expenses                                                  219,799
                                                                    ---------
          NET INVESTMENT LOSS                                        (205,268)
                                                                    ---------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                  (307,991)
   Change in net unrealized
     appreciation/depreciation on investments                        (130,545)
                                                                    ---------
      Net realized and unrealized loss on investments                (438,536)
                                                                    ---------
        NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS        $(643,804)
                                                                    ---------
                                                                    ---------

*<F5>     Fund commenced operations on May 3, 2004.

See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                              PERIOD ENDED
                                                           APRIL 30, 2005*<F7>
                                                           -------------------
  INCREASE (DECREASE) IN NET ASSETS FROM:
  OPERATIONS
     Net investment loss                                      $  (205,268)
     Net realized loss on investments                            (307,991)
     Change in net unrealized
       appreciation/depreciation on investments                  (130,545)
                                                              -----------
       NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS      (643,804)
                                                              -----------
  CAPITAL SHARE TRANSACTIONS
     Net increase in net assets derived from
       net change in outstanding shares (a)<F6>+<F8>           11,061,598
                                                              -----------
       TOTAL INCREASE IN NET ASSETS                            10,417,794
                                                              -----------
  NET ASSETS
     Beginning of period                                               --
                                                              -----------
     END OF PERIOD                                            $10,417,794
                                                              -----------
                                                              -----------

(a)<F6>   A summary of capital share transactions is as follows:

                                                    PERIOD ENDED
                                                APRIL 30, 2005*<F7>
                                         ----------------------------------
                                          Shares                  Value
                                         ---------              -----------
Shares sold                              1,202,585              $11,998,095
Shares redeemed +<F8>                      (93,948)                (936,497)
                                         ---------              -----------
Net increase                             1,108,637              $11,061,598
                                         ---------              -----------
                                         ---------              -----------

*<F7>     Fund commenced operations on May 3, 2004.

+<F8>     Net of redemption fees of $1,606.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

                                                          PERIOD ENDED
                                                      APRIL 30, 2005*<F9>
                                                      -------------------
  Net asset value, beginning of period                        $10.00
                                                              ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                          (0.19)
  Net realized and unrealized loss on investments              (0.41)
                                                              ------
     Total from investment operations                          (0.60)
                                                              ------
  Paid-in capital from redemption fees (Note 2)                 0.00**<F10>
                                                              ------
  Net asset value, end of period                              $ 9.40
                                                              ------
                                                              ------
  Total return                                                 (6.00)%^<F12>

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)                         $10.4

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived                                            2.46%+<F11>
  After fees waived                                             2.00%+<F11>

  RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived                                           (2.33)%+<F11>
  After fees waived                                            (1.87)%+<F11>

  Portfolio turnover rate                                      65.95%^<F12>

*<F9>     Fund commenced operations on May 3, 2004.

**<F10>   Amount is less than $0.01.

+<F11>    Annualized.

^<F12>    Not Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

  The Greenville Small Cap Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in small capitalization companies that offer the possibility of capital growth. The Fund defines small capitalization companies as those companies with market capitalizations between $100 million and $2 billion at the time of purchase. The Fund began operations on May 3, 2004.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

 A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which such securities are traded as of the close of business on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

 B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

 C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

 D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

 E. Share Valuation. The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on days that the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than three months. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in capital and such fees become part of the Fund's daily NAV calculation.

 F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net assets per value per share. For the period ended April 30, 2005, the Fund decreased accumulated net investment loss by $205,268 and decreased paid-in capital by $205,268 due certain permanent book and tax differences. Net assets were not affected by the change.

 NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  For the period ended April 30, 2005, investment advisory services were provided to the Fund by Greenville Capital Management, Inc. (the "Advisor") under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period ended April 30, 2005, the Fund incurred $109,946 in Advisory fees. Additionally, the Advisor has contractually waived fees of $50,372 in order to limit the Fund's total operating expenses to 2.00% of the Fund's average daily net assets. The contract's term is indefinite and may be terminated only by the Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment. Reimbursed expenses subject to potential recovery by year of expiration are as follows:

           Year of Expiration                  Amount
           ------------------                  ------
             April 30, 2008                   $50,372

  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

  U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals.

  For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $47.5 million             $38,000
     $47.5 to $300 million           0.08% of average daily net assets
     $300 to $800 million            0.07% of average daily net assets
     Over $800 million               0.04% of average daily net assets

  For the period ended April 30, 2005, the Fund incurred Administration fees of $37,688. Quasar Distributors, LLC, serves as principal underwriter for shares of the Fund, and acts as the Fund's distributor in a continuous public offering of the Fund's shares. U.S. Bank, N.A. serves as the Fund's custodian (the "Custodian"). Both the Distributor and Custodian are affiliates of the Administrator.

  Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

  For the period ended April 30, 2005, the Fund was allocated $2,917 of the Chief Compliance Officer fee.

  NOTE 4 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from sales of securities, excluding short-term securities and U.S. Government securities, for the period ended April 30, 2005, was $17,221,576 and $7,014,657, respectively.

 NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

  As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

     Cost of investments                                   $10,435,423
                                                           -----------
                                                           -----------
     Gross tax unrealized appreciation                     $ 1,089,793
     Gross tax unrealized depreciation                      (1,220,833)
                                                           -----------
     Net tax unrealized appreciation (depreciation)        $  (131,040)
                                                           -----------
                                                           -----------
     Undistributed ordinary income                         $        --
     Undistributed long-term capital gain                           --
                                                           -----------
     Total distributable earnings                          $        --
                                                           -----------
                                                           -----------
     Other accumulated gains/(losses)                      $  (307,496)
                                                           -----------
     Total accumulated earnings/(losses)                   $  (438,536)
                                                           -----------
                                                           -----------

  The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF
GREENVILLE SMALL CAP GROWTH FUND AND
THE BOARD OF TRUSTEES OF
PROFESSIONALLY MANAGEMENT PORTFOLIOS

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Greenville Small Cap Growth Fund, a series of Professionally Managed Portfolios, as of April 30, 2005 and the related statement of operations, the statement of changes in net assets and the financial highlights for the period May 3, 2004 (commencement of operations) to April 30, 2005. These financial statements and financial highlights are the
responsibility of the Fund's management.   Our responsibility is to express an
opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts
and disclosures in the financial statements.   Our procedures included
confirmation of securities owned as of April 30, 2005, by correspondence with
the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall
financial statement presentation.   We believe that our audit provide a
reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Greenville Small Cap Growth Fund as of April 30, 2005, the results of its operations, the changes in its net assets and financial highlights for the period May 3, 2004 (commencement of operations) to April 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                        TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
JUNE 6, 2005

MANAGEMENT OF THE FUND (Unaudited)

  The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.



                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                              TERM OF             PRINCIPAL                                    IN FUND
                              POSITION            OFFICE AND       OCCUPATION                  COMPLEX***<F15>     OTHER
NAME, ADDRESS                 WITH                LENGTH OF        DURING PAST                 OVERSEEN            DIRECTORSHIPS
AND AGE                       THE TRUST           TIME SERVED      FIVE YEARS                  BY TRUSTEES         HELD
-------------                 ---------           -----------      -----------                 ---------------     -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------

Dorothy A. Berry*<F13>        Chairman            Indefinite       President, Talon                  1             None.
(born 1943)                   and                 Term             Industries, Inc.
2020 E. Financial Way         Trustee             since            (administrative,
Suite 100                                         May 1991.        management and business
Glendora, CA 91741                                                 consulting); formerly
                                                                   Chief Operating Officer,
                                                                   Integrated Asset
                                                                   Management (investment
                                                                   advisor and manager) and
                                                                   formerly President, Value
                                                                   Line, Inc. (investment
                                                                   advisory and financial
                                                                   publishing firm).

Wallace L. Cook*<F13>         Trustee             Indefinite       Financial Consultant,             1             None.
(born 1939)                                       Term             formerly Senior Vice
2020 E. Financial Way                             since            President, Rockefeller
Suite 100                                         May 1991.        Trust Co.; Financial
Glendora, CA 91741                                                 Counselor, Rockefeller & Co.

Carl A. Froebel*<F13>         Trustee             Indefinite       Owner, Golf Adventures,           1             None.
(born 1938)                                       Term             LLC, (Vacation Services).
2020 E. Financial Way                             since            Formerly Managing
Suite 100                                         May 1991.        Director, Premier Solutions,
Glendora, CA 91741                                                 Ltd.  Formerly President and
                                                                   Founder, National Investor
                                                                   Data Services, Inc. (investment
                                                                   related computer software).

Rowley W.P. Redington*<F13>   Trustee             Indefinite       President; Intertech              1             None.
(born 1944)                                       Term             Computer Services Corp.
2020 E. Financial Way                             since            (computer services and
Suite 100                                         May 1991.        consulting).
Glendora, CA 91741
                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------

Steven J. Paggioli**<F14>     Trustee             Indefinite       Consultant since July             1             Trustee, Managers
(born 1950)                                       Term             2001; formerly, Executive                       Funds; Trustee,
2020 E. Financial Way                             since            Vice President, Investment                      Managers AMG
Suite 100                                         May 1991.        Company Administration,                         Funds.
Glendora, CA 91741                                                 LLC ("ICA") (mutual
                                                                   fund administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------

Robert M. Slotky              President           Indefinite       Vice President, U.S.              1             Not
(born 1947)                                       Term since       Bancorp Fund Services,                          Applicable.
2020 E. Financial Way                             August 2002.     LLC since July 2001;
Suite 100                     Chief               Indefinite       formerly, Senior Vice
Glendora, CA 91741            Compliance          Term since       President, ICA (May
                              Officer             September        1997-July 2001).
                                                  2004.

Eric W. Falkeis               Treasurer           Indefinite       Vice President, U.S.              1             Not
(born 1973)                                       Term since       Bancorp Fund Services,                          Applicable.
615 East Michigan St.                             August 2002.     LLC since 1997; Chief
Milwaukee, WI 53202                                                Financial Officer, Quasar
                                                                   Distributors, LLC since 2000.

Chad E. Fickett               Secretary           Indefinite       Assistant Vice President,         1             Not
(born 1973)                                       Term since       U.S. Bancorp Fund Services,                     Applicable.
615 East Michigan St.                             March 2002.      LLC since July 2000.
Milwaukee, WI 53202


*<F13> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.

**<F14> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.

***<F15> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Greenville Small Cap Growth Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at
(888) 334-9075 or by accessing the Fund's website at www.greenvillecap.com.
                                                     ---------------------
Furthermore, you can obtain the description on the SEC's website at www.sec.gov.
                                                                    -----------

Information regarding how the Greenville Small Cap Growth Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling (888) 334-9075. In addition, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov.
-----------

INFORMATION ABOUT PORTFOLIO HOLDINGS (Unaudited)

The Greenville Small Cap Growth Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q will be available without charge, upon request by calling toll-free at (888) 334-9075. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
           -----------

                               INVESTMENT ADVISOR
                      Greenville Capital Management, Inc.
                         100 South Rockland Falls Road
                               Rockland, DE 19732
                             www.greenvillecap.com

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                             615 E. Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                        U.S. Bank, National Association
                               425 Walnut Street
                              Cincinnati, OH 45202

                        TRANSFER AGENT, FUND ACCOUNTANT
                             AND FUND ADMINISTRATOR
                        U.S. Bancorp Fund Services, LLC
                             615 E. Michigan Street
                              Milwaukee, WI 53202
                                  888-334-9075

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                          San Francisco, CA 94105-3441

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The Board of Trustees of the Trust has determined that each member of the Trust's audit committee is financially literate and independent. In addition, the Board has determined that Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each an "audit committee financial expert," as defined under new SEC regulations, and also independent of management of each series of the Trust.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
---------------------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                          GREENVILLE SMALL CAP GROWTH


                           FYE  4/30/2005       FYE  4/30/2004
                           --------------       --------------

Audit Fees                    $14,500                N/A
Audit-Related Fees              N/A                  N/A
Tax Fees                      $2,000                 N/A
All Other Fees                  N/A                  N/A


The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

                          GREENVILLE SMALL CAP GROWTH


Non-Audit Related Fees             FYE  4/30/2005      FYE  4/30/2004
----------------------             --------------      --------------

Registrant                              N/A                 N/A
Registrant's Investment Adviser         N/A                 N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------
                              Robert M. Slotky, President

     Date    7-6-05
           -------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------
                              Robert M. Slotky, President

     Date     7-6-05
           ------------------

     By (Signature and Title) /s/ Eric W. Falkeis
                              -------------------
                              Eric W. Falkeis, Treasurer

     Date     7-6-05
           --------------

* Print the name and title of each signing officer under his or her signature.